Related Parties - Summary of Transactions Between Related Parties (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Dividends income		₩ 70,601		₩ 25,941		₩ 28,875
Korea Gas Corporation
Disclosure of transactions between related parties [line items]
Electricity sales		149,095		140,630		155,309
Electricity purchase		6,623,974		8,873,781		11,996,402
Outstanding balances for related party transactions [abstract]
Trade receivables		15,766		14,671
Trade payables		482,008		480,974
Non-trade receivables and others		404		12,513
Non-trade payables and others		1,486		1,378
Goseong Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		612,327		842,270		1,062,108
Electricity purchase		1,301,710		1,572,074		1,905,502
Outstanding balances for related party transactions [abstract]
Trade receivables		30,732		55,719
Trade payables		162,719		120,270
Non-trade receivables and others		1,438		15
Non-trade payables and others		45,174		48,621
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		17,151		16,138		8,942
Electricity purchase		1,360,837		1,744,247		2,244,332
Outstanding balances for related party transactions [abstract]
Trade receivables		6,350		2,573
Trade payables		114,962		117,975
Non-trade receivables and others		637		478
Non-trade payables and others		29
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,693		2,313		1,418
Electricity purchase		19,753		22,365		23,159
Outstanding balances for related party transactions [abstract]
Trade receivables		156
Trade payables		1,499
Non-trade receivables and others		47		341
Daejung Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		87		84		46
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		349		263
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		344		408		268
Electricity purchase		3,815		4,247		4,744
Outstanding balances for related party transactions [abstract]
Trade payables		108		105
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3		3		2
Electricity purchase		427		408		563
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		11,180		11,115		10,369
Service		317,114		305,105		251,468
Outstanding balances for related party transactions [abstract]
Trade receivables		123		176
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Fuel sales		494,428		943,063		459,404
Others		1,134		6,996		0
Outstanding balances for related party transactions [abstract]
Trade receivables		8,142		59,623
Non-trade payables and others		105		94
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		55,610		91,830		27,486
Electricity purchase		843,056		1,040,965		957,294
Outstanding balances for related party transactions [abstract]
Trade receivables		1,720		1,814
Trade payables		77,222		86,801
Non-trade receivables and others		5,812		4,933
Non-trade payables and others		2,450		385
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		8,009		8,431		9,396
Electricity purchase		20,833		10,466		14,176
Outstanding balances for related party transactions [abstract]
Trade receivables		5		6
Non-trade receivables and others		27,043		18,356
Non-trade payables and others		3,699		3,005
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[1]	0		615		546
Electricity purchase	[1]	0		8,130		12,019
Outstanding balances for related party transactions [abstract]
Trade receivables	[1]			33
YTN Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[2]	0		2,908		2,180
Electricity purchase	[2]	0		309		304
Outstanding balances for related party transactions [abstract]
Trade receivables	[2]			133
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		11,794		10,733		5,055
Electricity purchase		28,272		23,211		26,219
Outstanding balances for related party transactions [abstract]
Trade receivables		1		1
Non-trade receivables and others		43,790		32,720
Non-trade payables and others		4,799		3,642
Korea Electric Vehicle Charging Service
Disclosure of transactions between related parties [line items]
Electricity sales	[3]			0		3,686
Energy Infra Asset Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		89		89		0
Service		2,631		2,701		2,779
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		1
Yaksu ESS Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		749		508		851
Outstanding balances for related party transactions [abstract]
Trade payables		923		538
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,736		2,464		1,549
Electricity purchase		23,400		32,525		40,130
Outstanding balances for related party transactions [abstract]
Trade receivables		10		13
Trade payables		4,023		3,206
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		919		888		660
Others		285		0		0
Outstanding balances for related party transactions [abstract]
Trade receivables		273		406
Non-trade receivables and others		1,796		1,316
Yanggu Floating Photovoltaic Power Plant Inc.
Disclosure of transactions between related parties [line items]
Electricity sales		6		0		0
Electricity purchase		562		0		0
Goesan Solar park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		6,143		6,530		7,642
Outstanding balances for related party transactions [abstract]
Trade payables		0		56
Gwangyang Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,479		1,492		1,848
Outstanding balances for related party transactions [abstract]
Trade receivables		1,040		1,069
Non-trade receivables and others		1,016		716
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales and design service		6,659		6,668		7,063
Outstanding balances for related party transactions [abstract]
Trade receivables		893		903
Korea Power Exchange
Disclosure of transactions between related parties [line items]
Service		78,346		52,262		16,596
Service		90,549		82,572		93,817
Outstanding balances for related party transactions [abstract]
Trade receivables		2,434		1,583
Trade payables		2,688		16,367
Non-trade receivables and others				1
Non-trade payables and others		1,571		2,520
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service	[4]	0		0		861
Others	[4]	41		2,864		0
Service	[4]	6,327		7,476		0
Service and REC	[4]	0		0		7,442
Outstanding balances for related party transactions [abstract]
Trade receivables				4
Trade payables		691		603
Non-trade payables and others		184		341
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		26		0		0
Electricity purchase		5,155		5,529		6,793
Outstanding balances for related party transactions [abstract]
Trade payables		840		572
Non-trade payables and others		167		286
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0		0		1,323
Electricity purchase		3,079		3,542		0
Design service and others		0		0		3,884
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		771		2,087		0
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,628		3,187		2,016
Electricity purchase		282,968		353,371		428,534
Outstanding balances for related party transactions [abstract]
Trade receivables				326
Trade payables		35,392		32,140
Changjuk Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[5]	0		0		1,350
Electricity purchase	[5]	0		0		9,027
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		9,284		28,164		5,238
Electricity purchase		519,119		1,047,584		1,035,263
Outstanding balances for related party transactions [abstract]
Trade receivables		22		159
Trade payables		90,468		72,951
Non-trade receivables and others		109		169
Non-trade payables and others				125
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,635		15		13
Electricity purchase		2,671		3,535		4,348
Outstanding balances for related party transactions [abstract]
Trade receivables				1
Trade payables				19
Non-trade payables and others				1
S-Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		2,359		4,965		4,588
Service		693,948		973,646		1,091,741
Outstanding balances for related party transactions [abstract]
Trade receivables		264		213
Trade payables		73,377		79,459
Non-trade receivables and others		54		53
Non-trade payables and others		19
Chuncheon Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		11,010		82		2
Electricity purchase		39,333		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		10,870
Non-trade payables and others		8,881
Yeongyang Wind Power Corporation II
Disclosure of transactions between related parties [line items]
Commission		150		150		0
Commission		17,898		1,457		0
Outstanding balances for related party transactions [abstract]
Trade payables		3,978
Non-trade receivables and others				165
PND Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		348		547		427
Electricity purchase		5,231		5,301		6,173
Outstanding balances for related party transactions [abstract]
Trade payables		418		296
Hyundai Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		833		1,236		277
Electricity purchase		26,253		26,266		29,209
Outstanding balances for related party transactions [abstract]
Trade receivables		25		28
Trade payables		647		408
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		237		96		66
Electricity purchase		7,415		6,776		7,382
Outstanding balances for related party transactions [abstract]
Trade receivables		7		10
Trade payables		1,034		828
Non-trade receivables and others		2,858		2,294
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,464		3,998		1,952
Electricity purchase		32,549		34,940		25,880
Outstanding balances for related party transactions [abstract]
Trade payables		9,249		12,739
Non-trade receivables and others		62		1,539
Non-trade payables and others		1		7
Korea Energy Solutions Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2		2		2
Electricity purchase		132		128		102
ITR Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		0		3		6
STN Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1		0		7
Others		8		10		0
Green Energy Electricity Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		1,966		948		2,962
Outstanding balances for related party transactions [abstract]
Trade payables				62
Non-trade payables and others				45
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[6]	0		31		21
Electricity purchase	[6]	0		0		9,491
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of transactions between related parties [line items]
Service		360		405		394
Bitgoel Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,377		1,581		1,397
Service and others		32,413		28,334		930
Outstanding balances for related party transactions [abstract]
Trade payables		5,394		6,226
Non-trade receivables and others		2		131
Non-trade payables and others		1,458
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		458		315		367
Electricity purchase		10,161		8,635		12,364
Outstanding balances for related party transactions [abstract]
Trade payables		2,152		1,467
Non-trade receivables and others		143		112
Non-trade payables and others		5		9
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2		2		1
REC and others		991		874		1,138
Muan Solar park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,797		3,083		950
REC and others		17,825		16,554		17,052
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		4		4
YuDang Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		60		100		160
REC and others		2,020		1,860		1,915
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		971		2,479		1,068
Electricity purchase		19,494		17,332		16,942
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		1,797		1,296
KPE Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		226		163		185
Others		41,197		62,212		42,651
Outstanding balances for related party transactions [abstract]
Trade receivables		1		1
Trade payables		5,521		5,485
Non-trade receivables and others		130
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,232		3,538		5,740
Electricity purchase		2,745		440		1,039
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1
G.GURU Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		0		0		452
UD4M Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		8		3		2
Electricity purchase		0		117		313
Dongbu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		11		11		8
Electricity purchase		2,951		2,937		3,516
Outstanding balances for related party transactions [abstract]
Trade receivables		1		1
Trade payables		241
Non-trade payables and others		1
Seobu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		13		12		8
Electricity purchase		2,899		2,880		3,452
Outstanding balances for related party transactions [abstract]
Trade receivables		1		1
Trade payables		231
Non-trade payables and others		2
Songsan Green Energy Co., Ltd
Disclosure of transactions between related parties [line items]
Interest income/ Dividends income		174		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		190
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)
Disclosure of transactions between related parties [line items]
Interest income/ Dividends income		23		6		0
Dreams Co.,Ltd.
Disclosure of transactions between related parties [line items]
Others		30		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1
Non-trade payables and others		30
DEEPAI Co.,Ltd.
Disclosure of transactions between related parties [line items]
Others		30		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1
Non-trade payables and others		30
Green Radiation Co., Ltd.
Disclosure of transactions between related parties [line items]
Ordinary development expense		45		11		0
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		30
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		523		644		0
Electricity purchase		499		565		602
Go deok Clean Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		11,376		4,685		0
Electricity purchase		35,055		11,545		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		10,118		4,562
Non-trade payables and others		3,022		5,288
Changwon SG Energy Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity sales		9		0		0
Electricity purchase		1,080		0		0
SureDataLab Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0		1		1
Others		72		0		0
Suwon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		(102)		91		118
Outstanding balances for related party transactions [abstract]
Trade receivables				876
Non-trade receivables and others				560
Non-trade payables and others		1		0
Kosture Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0		0		5
PlatformN. Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		0		16		14
Others		237		0		475
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		8,343		133		151
Electricity purchase		32,689		1,324		0
Outstanding balances for related party transactions [abstract]
Trade receivables		8,343
Non-trade payables and others		3,201
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		630		403		17
Electricity purchase		15,697		16,328		19,514
Outstanding balances for related party transactions [abstract]
Trade payables		1,954		1,440
13 Associates (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales		243,651		386,191		548,507
Electricity purchase		98,753		91,233		101,790
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		20		16		3
Electricity purchase		825		502		103
Outstanding balances for related party transactions [abstract]
Trade receivables		1		1
Non-trade receivables and others		4		4
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,972		3,462		761
Outstanding balances for related party transactions [abstract]
Trade receivables		325		190
Non-trade receivables and others		458		1
Yangyang Suri Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		202		169		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		55		55
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		38,349		32,835		39,802
Service		60		60		80
Outstanding balances for related party transactions [abstract]
Trade receivables		7,033		13,898
Non-trade receivables and others		3,229		2,160
Non-trade payables and others		8		1
Boim Combined Heat and Power Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		2,073		2,110		7,761
Service	[7]	3,038		8,151		13,872
Outstanding balances for related party transactions [abstract]
Trade receivables		47		84
Trade payables		445		721
Non-trade receivables and others		3,208		10,779
Non-trade payables and others		13,824		14,193
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		2,493		0		0
Daegu Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,385		1,694		1,190
Electricity purchase		328,485		370,787		508,601
Outstanding balances for related party transactions [abstract]
Trade receivables		182		122
Trade payables		25,622		32,222
Non-trade receivables and others		503		55
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		529		610		242
Electricity purchase		7,148		8,643		7,662
Outstanding balances for related party transactions [abstract]
Trade payables		515		515
KAPES, Inc.
Disclosure of transactions between related parties [line items]
Commission		1,531		1,604		450
Commission		23,924		19,112		9,306
Outstanding balances for related party transactions [abstract]
Trade receivables		4		4
Non-trade receivables and others		90,088		89
Non-trade payables and others		3,041		3,791
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		777		159		268
Service		551		812		830
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		52		48
Non-trade payables and others				76
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,774		1,792		1,685
Service		51,924		60,009		60,799
Outstanding balances for related party transactions [abstract]
Trade receivables		35		44
Trade payables		7,156		7,000
Non-trade receivables and others		862		199
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Construction revenue		26		458		14
Outstanding balances for related party transactions [abstract]
Trade receivables		9
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		968		2,976		2,505
Electricity purchase		430,697		585,656		585,689
Outstanding balances for related party transactions [abstract]
Trade receivables				239
Trade payables		35,325		79,117
Non-trade receivables and others				165
Non-trade payables and others				2
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,031		1,962		1,898
Electricity purchase		12,294		17,228		13,990
Outstanding balances for related party transactions [abstract]
Trade receivables		9		10
Trade payables		962		1,076
Non-trade receivables and others		178
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase	[1]	3,282		0		0
Yeonggwang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		943		3,607		871
Electricity purchase		31,712		40,605		31,221
Outstanding balances for related party transactions [abstract]
Trade receivables		12		15
Trade payables		4,591		2,251
Non-trade receivables and others		58		56
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of transactions between related parties [line items]
Service		0		1,568		1,415
Seungmun Green Energy
Disclosure of transactions between related parties [line items]
Electricity sales		79		0		0
Electricity purchase		25,725		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		34
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,645		1,612		1,624
Service		6,880		14,114		9,504
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others				17
KEPCO-Uhde Inc.
Disclosure of transactions between related parties [line items]
Electricity sales	[8]	0		0		12
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		699		1,205		502
Electricity purchase		8,467		10,248		10,601
Outstanding balances for related party transactions [abstract]
Trade receivables		3		3
Trade payables		915		304
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0		43		0
Electricity purchase		3,165		3,362		4,016
Outstanding balances for related party transactions [abstract]
Trade payables		432		220
Goheung New Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[7]	3,106		3,214		141
Electricity purchase | $			$ 10,133		$ 5,264		$ 0
Outstanding balances for related party transactions [abstract]
Trade receivables		21
Non-trade receivables and others		8
Gunsan Land Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		944		809		518
Electricity purchase		2,752		486		533
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		217		295
Daesan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		426		760		394
Electricity purchase		154,623		139,721		129,736
Outstanding balances for related party transactions [abstract]
Trade receivables		4		13
Trade payables		3,819		4,946
Non-trade receivables and others		211		170
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		38		901		698
Electricity purchase		2,048		882		980
Outstanding balances for related party transactions [abstract]
Trade receivables				2
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1		1		1
Saemangeum Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		0		0		100
Electricity purchase		0		0		1
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		4,368		4,368
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		42		40		32
Electricity purchase		3,645		5,583		5,696
Outstanding balances for related party transactions [abstract]
Trade receivables		4		4
Trade payables		282		222
Non-trade payables and others		181		176
Yangyang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		238		13		0
Service and Electricity Sales		3,599		10		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		163		13
Energyco Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		161		457		463
Electricity purchase		5,788		6,539		7,898
Outstanding balances for related party transactions [abstract]
Trade payables		432		99
Non-trade receivables and others		124		3
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of transactions between related parties [line items]
Electricity sales		905		88		544
Service and REC		4,759		0		2,526
Outstanding balances for related party transactions [abstract]
Trade receivables		12		10
Non-trade receivables and others		59		68
Busan Industrial Solar Power Co., Ltd.
Outstanding balances for related party transactions [abstract]
Trade receivables		2		2
Trade payables		240
Omisan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		279		26		1
Electricity purchase		638		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		146
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		23		22		14
Electricity purchase		2,493		3,656		4,575
Bitsolar Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		464		357		498
Electricity purchase		9,072		12,946		13,030
Outstanding balances for related party transactions [abstract]
Trade receivables		12
Trade payables		207		201
Non-trade receivables and others		444		1
Changwon Nu-ri Energy Co., Ltd
Disclosure of transactions between related parties [line items]
Service		171		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		188
Jeonju Bio Green Energy Co., Ltd
Disclosure of transactions between related parties [line items]
Service		170		0		0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		187
Haemodum Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		39		431		42
Electricity purchase		544		402		2,168
Outstanding balances for related party transactions [abstract]
Trade receivables		1		1
Yeongam Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		545		1,131		379
Electricity purchase		24,004		34,981		44,745
Outstanding balances for related party transactions [abstract]
Trade receivables		48		56
Trade payables		5,723		3,517
Yeongwol Eco Wind Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0		102		0
Electricity purchase		2,496		0		0
Samsu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		301		514		0
Electricity purchase		6,864		8,269		10,605
Outstanding balances for related party transactions [abstract]
Trade payables		1,834		1,229
Cheongju Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		316		6,397		204
Electricity purchase		34,601		95,059		94,409
Outstanding balances for related party transactions [abstract]
Trade receivables				6,899
Trade payables		9,105		7,994
Non-trade receivables and others		13,461
Non-trade payables and others		2,853
Solaseado Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,870		1,876		1,851
Electricity purchase	[7]	24,899		18,259		28,698
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		15		24
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of transactions between related parties [line items]
Dividends income		87		0		0
Gurae Resident Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0		8		0
Electricity purchase		476		1		0
Enel X Midland Photovoltaic, LLC
Disclosure of transactions between related parties [line items]
Electricity sales		11		11		12
Electricity purchase		3,200		2,431		1,871
Outstanding balances for related party transactions [abstract]
Trade receivables		1		1
Trade payables		204		144
Non-trade payables and others		59		49
Eumseong Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		19		19		2
Electricity purchase		26,372		27,765		0
Geumsungsan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		58		68		7
Outstanding balances for related party transactions [abstract]
Trade receivables		3		4
43 Joint ventures (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales		518,941		747,301		606,513
Electricity purchase		14,796		17,222		16,859
Korea Development Bank
Disclosure of transactions between related parties [line items]
Electricity sales		4,368		5,467		4,134
Dividends paid		0		0		12
Interest income		10,324		5,930		2,222
Interest expense		7,839		5,559		4,208
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		34,138		33,140
Non-trade payables and others		231		147
Derivative assets		273,627		45,898
Derivative liabilities		2,421		72,050
9 Associates (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables		59,651		77,814
Non-trade payables and others				6,242
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		511		223		₩ 715
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		7
Development Co., Ltd
Outstanding balances for related party transactions [abstract]
Trade payables		1,291		2,021
Non-trade payables and others		8,832		8,077
27 Joint ventures (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables		271,219		160,474
Non-trade receivables and others		59,839		55,897
Non-trade payables and others		₩ 34,932		₩ 22,877

[1]	Samcheok Eco Materials Co., Ltd. was reclassified from an associate to a joint venture for the year ended December 31, 2024.
[2]	YTN Co., Ltd. is not a related party of the Company as of December 31, 2024, as the sale of shares was completed for the year ended December 31, 2024.
[3]	Korea Electric Vehicle Charging Service is not a related party of the Company as of December 31, 2022 as the sale of shares was completed for the year ended December 31, 2022.
[4]	Taebaek Wind Power Co., Ltd. was changed from an associate to a joint venture for the year ended December 31, 2023.
[5]	Changjuk Wind Power Co., Ltd. was reclassified from an associate to a subsidiary for the year ended December 31, 2022, and the amount is before reclassification to a subsidiary.
[6]	Namjeongsusang Solar Power Operation Co., Ltd. is not a related party of the Company as of December 31, 2024, as the sale of shares was completed for the year ended December 31, 2023.
[7]	Reclassified from a joint venture to a subsidiary during the year ended December 31, 2022. Transactions are made before the reclassification.
[8]	KEPCO-Uhde Inc. is not a related party of the Company as of December 31, 2023 as the liquidation process was completed for the year ended December 31, 2023.